Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels' depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2026	299,291	(72,725)	16,920	(10,295)	233,191
Additions	307	–	1,184	–	1,491
Depreciation	–	(4,786)	–	(2,105)	(6,891)
Balance at June 30, 2026	299,598	(77,511)	18,104	(12,400)	227,791

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the Three months ended June 30, 2026	For the Three months ended June 30, 2025	For the Six months ended June 30, 2026	For the Six months ended June 30, 2025
Vessels’ depreciation	2,409	2,398	4,786	4,788
Depreciation on office furniture and equipment	8	10	17	19
Depreciation of right of use asset	89	82	177	164
Total	2,506	2,490	4,980	4,971